Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 34,555,624	₩ 39,279,866	₩ 38,884,690
Employee benefits	3,624,953	3,623,611	3,639,192
Outsourced processing cost	7,808,343	8,250,372	7,462,656
Electricity	656,121	912,832	949,435
Depreciation	3,156,181	3,029,868	2,911,048
Amortization	465,558	431,247	356,581
Freight and custody	1,428,012	1,446,628	1,414,940
Sales commissions	86,851	73,941	79,080
Loss on disposal of property, plant and equipment	142,126	120,227	117,614
Impairment loss on property, plant and equipment	27,040	442,700	1,004,704
Impairment loss on goodwill and intangible assets	197,776	191,021	337,519
Donations	45,652	51,567	52,074
Other	3,638,393	4,168,470	4,445,124
Expenses by nature	55,832,630	62,022,350	61,654,657
Wages and salaries	3,316,364	3,313,642	3,372,831
Expenses related to post-employment benefits	308,589	309,969	266,361
Employee benefits expenses	₩ 3,624,953	₩ 3,623,611	₩ 3,639,192